Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [abstract]
FAIR VALUE MEASUREMENT

NOTE 9: FAIR VALUE MEASUREMENT

The following table presents the fair value measurement hierarchy for the Group's assets and liabilities.

Quantitative disclosures of the fair value measurement hierarchy of the Group's assets and liabilities as of December 31, 2019 and 2018:

		Fair value hierarchy
	Valuation date	Level 1	Level 2	Level 3	Total
Liabilities measured at fair value:
Liability in respect of warrants	31.12.2019	$—	$78	$—	$78

Liability in respect of warrants	31.12.2018	$—	$140	$—	$140